Consolidated Statements of Cash Flows (USD $) In Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Income (loss) from continuing operations	$ (39)	$ 558	$ 1,575	$ 2,075	$ (1,676)
Income from discontinued operations	47	32	0	0	3,431
Net income	8	590	1,575	2,075	1,755
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,936	3,465	7,225	6,958	6,859
Gain on sale of marketable securities	(38)	0	0	0	0
Loss on sale or disposal of assets	18	41	160	196	223
Bad debt expense	214	206	536	877	731
Share-based compensation	155	143	297	1,013	0
Changes in operating assets and liabilities:
Escrows and acquisition deposits	1,986	2,006	3,840	(3,700)	(3,590)
Accrued rent and accounts receivable	(518)	(204)	(748)	(511)	(225)
Unamortized lease commissions and loan costs	(401)	(362)	(783)	(634)	(813)
Prepaid expenses and other assets	496	265	446	527	417
Accounts payable and accrued expenses	(1,721)	(2,374)	(2,319)	2,096	655
Tenants' security deposits	56	36	166	1	31
Net cash provided by operating activities	4,144	3,780	10,395	8,898	2,612
Net cash provided by operating activities of discontinued operations	4	38	0	0	8
Cash flows from investing activities:
Additions to real estate	(2,035)	(929)	(4,143)	(3,611)	(5,153)
Real estate acquisitions	(8,650)	0	(8,625)	(5,619)	0
Investments in marketable securities	(10,461)	0	0	0	0
Proceeds from sales of marketable securities	909	0	0	0	0
Net cash used in investing activities	(20,237)	(929)	(12,768)	(9,230)	(5,153)
Net cash used in investing activities of discontinued operations	(31)	0	0		(8)
Cash flows from financing activities:
Distributions paid to OP unit holders	(4,767)	(3,558)	(7,407)	(6,926)	(8,672)
Proceeds from issuance of OP Units	60,066	0	22,970	0	0
Proceeds from notes payable	2,905	0	1,430	9,557	95,053
Repayments of notes payable	(1,540)	(1,447)	(2,957)	(8,725)	(78,990)
Payments of loan origination costs	(359)	0	(98)	(288)	(2,672)
Repurchase of common shares	0	(249)	(249)	0	0
Net cash provided by (used in) financing activities	56,305	(5,254)	13,689	(6,382)	4,719
Net increase (decrease) in cash and cash equivalents	40,185	(2,365)	11,316	(6,714)	2,178
Cash and cash equivalents at beginning of period	17,591	6,275	6,275	12,989	10,811
Cash and cash equivalents at end of period	$ 57,776	$ 3,910	$ 17,591	$ 6,275	$ 12,989